Taxation (Uncertain tax positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Unrecognized Tax Benefits
Balance beginning of year	$ 9.0	$ 0.0
Increases as a result of positions taken in prior years	42.0	0.0
Increases as a result of positions taken during the current year	31.9	9.0
Decreases as a result of positions taken in prior years	(34.2)	0.0
Decreases as a result of positions taken in prior years	(8.7)	0.0
Uncertain tax position	$ 40.0	$ 9.0